Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Related Party Transactions
In November 2018, the Company entered into a Transition Service Agreement (“TSA”) to facilitate an orderly transition process for the divestiture of Overland. As of December 31, 2021 and 2020, the TSA had a prepaid balance of nil and $115,000. Overland is no longer a related party of the Company. Net expense incurred by the Company for to the TSA when Overland was classified as a related party was minimal during 2021. Net expense incurred by the Company was approximately $230,000 and $525,000 for the years ended December 31, 2020 and 2019, respectively.
In August 2019, the Company entered into agreements with certain executives of the Company and the Company’s Board of Directors to extinguish certain accrued liabilities. The Company wrote off $1.7 million of outstanding liabilities and recorded a gain on forgiveness of liabilities, which is included in other income (expense), net.
As of December 31, 2021 and 2020, accounts payable and accrued liabilities included nil and $247,000, respectively, due to related parties.